UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03189

Name of Fund:   BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit

            Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York,

            NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations — 47.1%
Fannie Mae, 0.88%, 05/21/18 - 10/12/18	$755	$752,745
Federal Farm Credit Discount Notes, 1.54%, 08/10/18(a)	45	44,639
Federal Home Loan Bank:
0.88%, 3/19/18	500	499,858
(1 mo. LIBOR US - 0.15%), 1.41%, 07/27/18 - 08/15/18(b)	580	580,000
(1 mo. LIBOR US - 0.13%), 1.45%, 1/28/19(b)	245	245,000
Federal Home Loan Bank Discount Notes(a):
1.20%, 2/02/18	500	499,983
1.22%, 2/07/18	500	499,899
1.14%, 2/14/18	800	799,672
1.30%, 2/15/18	460	459,767
1.09%, 2/16/18	675	674,696
1.32%, 2/21/18	465	464,659
1.13%, 02/23/18 - 03/02/18	1,160	1,159,091
1.25%, 02/28/18	1,630	1,628,476
1.31%, 3/07/18	500	499,384
1.33%, 3/09/18	615	614,185
1.18%, 3/21/18	500	499,217
1.29%, 03/23/18	1,595	1,592,161
1.34%, 3/27/18	415	414,166
1.36%, 4/03/18	670	668,456
1.43%, 4/11/18	120	119,672
1.47%, 5/01/18	410	408,520
1.64%, 08/01/18	660	654,591
Federal Home Loan Bank Variable Rate Notes:
(3 mo. LIBOR US - 0.20%), 1.29%, 3/02/18(b)	1,500	1,500,000
(3 mo. LIBOR US - 0.20%), 1.32%, 3/08/18(b)	2,000	2,000,000
(1 mo. LIBOR US - 0.14%), 1.42%, 04/17/18 - 06/05/18(b)	1,650	1,650,000
(1 mo. LIBOR US - 0.04%), 1.51%, 07/09/18(b)	1,000	1,000,000
(1 mo. LIBOR US - 0.15%), 1.42%, 8/22/18(b)	430	430,000

Security	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes (continued):
(1 mo. LIBOR US - 0.12%), 1.45%, 10/03/18(b)	$500	$500,000
(1 mo. LIBOR US - 0.09%), 1.47%, 11/08/18 - 01/25/19(b)	1,370	1,370,000
1.43%, 11/16/18(b)	900	900,000
(3 mo. LIBOR US - 0.16%), 1.39%, 6/12/19(b)	180	179,936
(3 mo. LIBOR US - 0.16%), 1.47%, 06/20/19(b)	910	910,000
(3 mo. LIBOR US - 0.14%), 1.47%, 12/19/19(b)	230	230,000
Freddie Mac Discount Notes, 1.10%, 02/16/18(a)	130	129,941

Total U.S. Government Sponsored Agency Obligations — 47.1% (Cost — $24,578,714)		24,578,714

U.S. Treasury Obligations — 28.0%

U.S. Treasury Bills(a):
1.20%, 03/22/18	300	299,518
1.27%, 03/29/18	3,355	3,348,474
1.33%, 04/05/18	2,095	2,090,210
1.29%, 05/03/18	700	697,770
1.47%, 05/31/18	435	432,937
1.48%, 06/07/18	795	790,965
1.49%, 06/14/18	130	129,301
1.52%, 06/21/18	100	99,423
1.56%, 06/28/18	2,550	2,534,069
1.61%, 07/12/18	1,000	992,956
1.64%, 07/19/18	920	913,131
1.66%, 08/02/18	1,000	991,785
U.S. Treasury Notes:
0.75%, 02/28/18	950	949,888
1.38%, 07/31/18	305	304,912

Total U.S. Treasury Obligations — 28.0% (Cost — $14,575,339)		14,575,339

Total Repurchase Agreements — 27.3%		14,245,000

Total Investments — 102.4% (Cost — $53,399,053)		53,399,053
Liabilities in Excess of Other Assets — (2.4)%		(1,249,178)

Net Assets — 100.0%		$52,149,875

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

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Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Summit Cash Reserves Fund

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received at value
BNP Paribas Securities Corp.	1.33%		01/31/18	02/01/18	$2,000	$2,000	$2,000,074	U.S. Treasury Obligations, 0.00% to 2.00%, due 2/01/18 to 11/15/45	2,053,196	$2,040,043
BNP Paribas Securities Corp.	1.34	%(a)	01/31/18	02/09/18	245	245	245,264	U.S. Treasury Obligations, 0.00% to 1.50%, due 2/28/19 to 2/15/47	252,867	249,900

Total BNP Paribas Securities Corp.						$2,245				$2,289,943

J.P. Morgan Securities LLC	1.37%		01/31/18	02/01/18	2,000	2,000	2,000,076	U.S. Treasury Obligation, 2.38%, due 8/15/24	2,055,000	2,044,739
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.35%		01/31/18	02/01/18	2,000	2,000	2,000,075	U.S. Treasury Obligation, 2.50%, due 1/31/25	2,060,300	2,040,019
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.36%		01/31/18	02/01/18	1,000	1,000	1,000,038	U.S. Government Sponsored Agency Obligation, 3.40%, due 10/20/63	1,317,028	1,020,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$3,000				$3,060,019

Mizuho Securities USA, Inc.	1.37%		01/31/18	02/01/18	2,000	2,000	2,000,076	U.S. Government Sponsored Agency Obligation, 4.00%, due 1/01/48	1,984,962	2,060,000
TD Securities (USA) LLC	1.33%		01/31/18	02/01/18	5,000	5,000	5,000,185	U.S. Treasury Obligations, 2.00% to 2.38%, due 1/31/23 to 5/31/24	5,270,000	5,100,005

Total						$14,245				$14,554,706

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available including the Fund’s own assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

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Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Summit Cash Reserves Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$53,399,053	$—	$53,399,053

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2018, there were no transfers between levels.

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Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

                Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

                Date: March 21, 2018

By:	/s/ Neal J. Andrews

Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 21, 2018